Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Schedule of Aging of Trade Receivable Balances and Allowance for Doubtful Accounts

The aging of trade receivable balances and the allowance for doubtful accounts as at March 31, 2020 and 2019 were as follows:

	March 31,	March 31,
	2020	2019

Current	$5,744,599	$3,872,893
Past due 0-30 days	930,050	792,910
Past due 31-120 days	1,993,731	27,885
Past due over 121 days	891,888	812,770
Trade receivables	9,560,268	5,506,458

Less expected credit loss	(723,623)	(616,846)
	$8,836,645	$4,889,612

Schedule of Movement in Expected Credit Loss in Respect of Trade Receivables

The movement in expected credit loss in respect of trade receivables was as follows:

	March 31,	March 31,
	2020	2019

Balance, beginning of year	$616,846	$605,964
Bad debt expenses	132,283	5,952
Foreign exchange loss	8,896	4,930
Reversal of the expected credit loss	(34,402)	—
Balance, end of year	$723,623	$616,846

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities as at March 31, 2020 and 2019:

					March 31,
					2020
	Carrying	Contractual	Less than	1 to	More than
Required payments per year	amount	cash flows	1 year	5 years	5 years

Trade and other payables and long-term payables	$13,007,109	$13,007,109	$12,451,669	$555,440	$–
Loans and borrowings *	3,180,927	3,208,864	3,208,864	–	–
	$16,188,036	$16,215,973	$15,660,533	$555,440	$–

*	Includes interest payments to be made at the contractual rate.

					March 31,
					2019
	Carrying	Contractual	Less than	1 to	More than
Required payments per year	amount	cash flows	1 year	5 years	5 years

Trade and other payables and long-term payable	$9,374,576	$9,374,576	$8,519,239	$855,337	$–
Loans and borrowings *	3,466,501	3,577,595	3,577,595	–	–
	$12,841,077	$12,952,171	$12,096,834	$855,337	$–

*	Includes interest payments to be made at the contractual rate.

Foreign Exchange Rate Risk
Disclosure Of Financial Instruments [Line Items]
Schedule of Effect of Changes in Foreign Exchange Currency

The following table provides an indication of the Corporation’s significant foreign exchange currency exposures as stated in Canadian dollars at the following dates:

		March 31,		March 31,
		2020		2019
	EURO	US$	EURO	US$

Cash and cash equivalents	$5,936	$8,422,874	$9,736	$623,698
Trade and other receivables	—	4,224,026	-	2,853,473
Trade and other payables and lease liabilities	(51,852)	(7,115,681)	(263,232)	(1,303,107)
Long-term payables	—	(448,554)	—	(111,686)
	$(45,916)	$5,082,665	$(253,496)	$2,062,378

The following exchange rates are those applicable for the years ended March 31, 2020 and 2019:

		March 31,		March 31,
		2020		2019
	Average	Reporting	Average	Reporting

US$ per CAD	1.3306	1.4062	1.3122	1.3349
EURO per CAD	1.4784	1.5511	1.5192	1.4975

Based on the Corporation’s foreign currency exposures noted above, varying the above foreign exchange rate to reflect a 5% strengthening of the US dollar would have increased (decreased) the net loss as follows, assuming that all other variables remained constant:

		March 31,		March 31,
		2020		2019
	EURO	US$	EURO	US$

Increase (decrease) in net profit	$(2,296)	$254,132	$(12,675)	$103,118

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Corporation's Exposure to Interest Rate Risk

The Corporation’s exposure to interest rate risk as at March 31, 2020 and 2019 is as follows:

Cash and cash equivalents	Short-term fixed interest rate
Short-term investments	Short-term fixed interest rate
Loans and borrowings	Fixed and variable interest rates